Interest in Joint Ventures - Summary of Principal Joint Ventures (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1]
Disclosure of joint ventures [line items]
Interest in joint ventures	¥ 3,124	¥ 2,812
MTU Maintenance Zhuhai Company Limited [member]
Disclosure of joint ventures [line items]
Place of establishment/operation	PRC
Group's effective interest	50.00%
Proportion of ownership interest held by The Company	50.00%
Proportion of ownership interest held by Subsidiaries	0.00%
Proportion of voting rights held by the Group	50.00%
Principal activity	Aircraft repair and maintenance services
Guangzhou Aircraft Maintenance Engineering Co., Ltd [member]
Disclosure of joint ventures [line items]
Place of establishment/operation	PRC
Group's effective interest	50.00%
Proportion of ownership interest held by The Company	50.00%
Proportion of ownership interest held by Subsidiaries	0.00%
Proportion of voting rights held by the Group	50.00%
Principal activity	Aircraft repair and maintenance services

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).